Supplemental Cash Flow Information Supplemental Cash Flow Information (Tables)	12 Months Ended
Nov. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Supplemental Cash Flow Information

(in millions)	November 30, 2019	November 30, 2018
Cash and cash equivalents (Consolidated Balance Sheets)	$518	$982
Restricted cash included in prepaid expenses and other and other assets	13	14
Total cash, cash equivalents and restricted cash (Consolidated Statements of Cash Flows)	$530	$996